(2) Significant Accounting Policies: Advertising Costs (Policies) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Policies
Advertising Costs	Advertising Costs The Company expenses advertising costs as incurred. Advertising expense for the fiscal years ended September 30, 2012 and 2011, was $42,148 and $117,568, respectively.